MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Thomas A. Christopher
        Douglas Dean
        Diana P. Herrmann
        Carroll F. Knicely
        Theodore T. Mason
        Anne J. Mills
        William J. Nightingale
        James R. Ramsey

OFFICERS
        Diana P. Herrmann, President
        Thomas S. Albright, Senior Vice President and Portfolio Manager
        Jerry G. McGrew, Senior Vice President
        Teresa M. Blair, Vice President
        Jason T. McGrew, Assistant Vice President
        Rose F. Marotta, Chief Financial Officer
        Joseph P. DiMaggio, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        757 Third Avenue
        New York, New York 10017


Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

JUNE 30, 2001


                                   CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

                  SERVING KENTUCKY INVESTORS FOR OVER A DECADE


                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                               SEMI-ANNUAL REPORT

              "THE MANY BENEFITS OF MUNICIPAL BOND FUND INVESTING"

                                                                 August 15, 2001

Dear Fellow Shareholder:

     We have found over the years that it never hurts to reinforce for shareholders the fundamentals of Churchill Tax-Free Fund of Kentucky and the reasons for investing in the Fund. Therefore, this Semi-Annual Report letter will provide you with a brief synopsis of the benefits of investing in the Fund.

CAPITAL PRESERVATION

     In general, a primary reason for investing in a municipal bond fund, such as Churchill Tax-Free Fund of Kentucky, is capital preservation. In simple terms, Churchill Tax-Free Fund of Kentucky is managed to help you keep the capital that you have. Therefore, the Fund's share price does not experience the dramatic highs and lows that can be witnessed by other types of investments, such as common stock funds.

     As the following chart illustrates, Churchill Tax-Free Fund of Kentucky's objective of achieving a relatively stable share price, or net asset value, has been highly successful.* Since inception, the share price of the Fund has experienced relatively little volatility. This allows shareholders to "SLEEP WELL AT NIGHT," without worrying that their investment of today in the Fund could be substantially less tomorrow.

[Graphic of a bar chart with the following information:]

                 SHARE NET ASSET VALUE

                5/21/87          $9.60
                12/31/87         $9.26
                12/31/88         $9.53
                12/31/89        $10.05
                12/31/90        $10.00
                12/31/91        $10.39
                12/31/92        $10.50
                12/31/93        $10.93
                12/31/94         $9.97
                12/31/95        $10.71
                12/31/96        $10.55
                12/31/97        $10.81
                12/31/98        $10.81
                12/31/99        $10.09
                12/31/00        $10.40
                6/30/01         $10.38

TAX-FREE INCOME

     Obviously, there is substantially more to investing in the Fund than retaining the value of your capital. If there was only retention of your capital value, a piggy bank could serve as just an appropriate means.

     Another substantial benefit that you gain from an investment in Churchill Tax-Free Fund of Kentucky is that of obtaining monthly income that is TRIPLE TAX-FREE.** The Fund pays you TAX-FREE DIVIDENDS - month in and month out. These dividends can be used by you to help you pay your living expenses, or they can be reinvested in additional shares of the Fund, thereby gaining for you the benefits of compounding.

     It is important for you to fully recognize just what TAX-FREE DIVIDENDS mean to you. As the chart below illustrates, a 5% TAX-FREE RETURN on your investment can equate to a taxable return of 8.5%, depending on your personal tax bracket.***


[Graphic of a bar chart with the following information:]

     Tax-Free Yield           Taxable Equivalent Yield
           4%                           6.8%
           5%                           8.5%
           6%                           10%

HIGH-QUALITY, CONTROLLED MATURITY, AND DIVERSIFICATION

     How does Churchill Tax-Free Fund of Kentucky strive to ensure that its objective of capital preservation and steady tax-free income is accomplished? This is achieved through very distinct management techniques utilized with construction of the Fund's portfolio.

     As you probably know, municipal securities have various credit ratings. These ratings attempt to measure the safety that the securities represent. With Churchill Tax-Free Fund of Kentucky, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND BAA. We further ensure that, in general, the majority of securities in the Fund's portfolio are within the TOP TWO credit grades - AAA AND AA. Through active management of the Fund's portfolio, we very carefully monitor the quality characteristics of each investment. In this way, we intentionally strive to avoid "surprises" from any of the Fund's securities.

     Another factor that we feel is important is maturity level in the construction of the overall characteristics of the municipal bonds in the portfolio.

     As we have explained to you in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

     Therefore, we have structured the average maturity level of Churchill Tax-Free Fund of Kentucky to be at a somewhat intermediate level. This level is produced by choosing a "laddered" approach to the selection of bonds in terms of their maturity. We include both short-term and long-term bonds in the portfolio, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of volatility.

     The charts below illustrate the Fund's June 30, 2001 portfolio broken down by quality and maturity.


[Graphic of a pie chart with the following information:]

     PORTFOLIO DISTRIBUTION BY QUALITY

    AAA                          64.24%
    AA                           18.56%
    A                            16.14%
    Below A and Not Rated         1.06%



[Graphic of a pie chart with the following information:]

   PORTFOLIO DISTRIBUTION BY MATURITY

    0 - 5 Years              16.9%
    6 - 10 Years              9.79%
    11 - 20 Years            52.69%
    21 - 25 Years            11.14%
    Over 25 Years             9.48%

     The other factor we tend to emphasize is diversification of the individual municipal bonds. We want to have a number of bonds in the Fund's portfolio representing various locations in the Commonwealth and various kinds of projects. In this way, we can assure ourselves that no one project, or area of the Commonwealth, can have any significant adverse influence upon your investment in the Fund.

ENHANCING KENTUCKY'S QUALITY OF LIFE

     But, just as important for all shareholders in the Fund is the fact that we are spreading the investments in the Fund around in such a way that enhances the quality of life of all shareholders as well as helping the economic development of the Commonwealth.

     As we are sure you are aware, the economy of Kentucky is growing at a dynamic rate. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Kentucky and its various communities. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose facilities. These projects contribute to the economic development of Kentucky and provide a high quality of life for its citizens.

     Highlighted below are just a few of the projects that your investment in Churchill Tax-Free Fund of Kentucky has helped to bring to fruition.****

[Photo: SCOTT COUNTY SCHOOL DISTRICT]

[Photo: UNIVERSITY OF KENTUCKY LIBRARY]

[Photo: KENTUCKY TURNPIKE AUTHORITY]

[Photo: WARREN COUNTY JUDICIAL CENTER]

DEDICATED MANAGEMENT TEAM

     Everyone associated with Churchill Tax-Free Fund of Kentucky is dedicated to providing you with the best possible investment through your shares of the Fund. We do this not only through the points we have detailed above, but also through frequent contact with you, and our other shareholders. We work diligently to keep you informed of current happenings in the investment world - in simple, easy-to-understand language. Unlike many fund groups, we actively encourage and offer you the opportunity to voice your opinions and concerns. And, we listen and respond to your ideas.

     We sincerely believe that Churchill Tax-Free Fund of Kentucky is " AN INVESTMENT YOU AND KENTUCKY CAN COUNT ON."

     We well recognize that you have entrusted your hard-earned dollars to our care. It is a responsibility which we take very seriously. Rest assured that we will continue to do our utmost to merit your confidence.

                                   Sincerely,

Diana P. Herrmann                              Lacy B. Herrmann
President                                      Chairman of the Board of Trustees



* The above chart illustrates the record of Net Asset Value since the Fund's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

*** This chart assumes a 36% Federal and 6% State tax rate and is for illustrative purposes only. As you are aware, new tax brackets have been put into place through passage of the Federal Tax Act enacted this year. This new change, which went into effect on July 1, 2001, will have a minimal effect upon the overall illustration. The difference between a taxable investment and a tax-free investment remains valid regardless of your particular tax bracket. Results shown are not indicative of past or future performance of any investment offered by Aquila.

**** Since the portfolio is subject to change, the Fund may not necessarily currently own securities in these specific projects.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)

                                                                                        RATING
   FACE                                                                                 MOODY'S/
  AMOUNT        GENERAL OBLIGATION BONDS (0.4%)                                           S&P                 VALUE
-----------     --------------------------------------------------------------------    --------          -------------
                Lexington-Fayette Urban County Government,
                        Unlimited Tax
$   275,000             5.150%, 12/01/17............................................    Aa2/AA+           $     276,375
                Warren County Kentucky Judicial Unlimited Tax
                        General Obligation
    345,000             5.100%, 09/01/17, AMBAC Insured.............................    Aaa/NR                  348,019
    265,000             5.150%, 09/01/18, AMBAC Insured.............................    Aaa/NR                  266,988
                                                                                                          -------------
                                Total General Obligation Bonds......................                            891,382
                                                                                                          -------------

                REVENUE BONDS (98.7%)
                --------------------------------------------------------------------

                STATE AGENCIES (19.4%)
                --------------------------------------------------------------------
                Kentucky Area Development
    145,000             5.600%, 06/01/28, LOC Fifth Third Bank......................     NR/AA                  146,813
                Kentucky Higher Education Student Loan Corporation
                        Insured Student Loan Revenue
  1,475,000             6.500%, 06/01/02............................................    Aaa/AA-               1,519,383
  2,950,000             6.800%, 06/01/03............................................    Aaa/AA-               3,082,750
  1,915,000             7.100%, 12/01/11............................................    Aaa/AA-               1,967,394
                Kentucky Infrastructure Authority Revenue
    555,000             7.200%, 06/01/11............................................    Aa3/AA                  573,409
    635,000             5.250%, 06/01/12............................................    Aa3/AA                  658,812
    875,000             6.500%, 06/01/12............................................    Aa3/AA                  909,352
  1,110,000             6.375%, 06/01/14, Pre-Refunded..............................    Aa3/AA                1,240,425
  1,500,000             5.375%, 02/01/18............................................    Aa3/AA                1,509,375
                Kentucky Local Correctional Facilities Construction
                        Authority Revenue
  6,355,000             5.500%, 11/01/14, FSA Insured...............................    Aaa/AAA               6,585,369
                Kentucky Rural Economic Development Authority
  3,110,000             7.250%, 06/01/17, LOC Bank One..............................     NR/A+                3,240,962
                Kentucky State Property and Buildings Commission
                        Revenue
  3,000,000             6.250%, 09/01/07, MBIA Insured..............................    Aaa/AAA               3,371,250
  4,510,000             6.625%, 10/01/07, Pre-Refunded..............................    NR/AAA                4,641,692
    220,000             6.000%, 09/01/08............................................    Aa3/AA-                 245,025
    500,000             5.500%, 11/01/09, AMBAC Insured.............................    Aaa/AAA                 533,750
    400,000             5.000%, 09/01/13............................................    Aa3/AA-                 404,000


    400,000             5.250%, 10/01/14............................................    Aa3/AA-                 413,000
  1,500,000             5.375%, 08/01/16, FSA Insured...............................    Aaa/AAA               1,554,375
  1,735,000             5.250%, 10/01/17............................................    Aa3/AA-               1,756,688
  6,000,000             5.250%, 10/01/18............................................    Aa3/AA-               6,075,000
  1,000,000             5.000%, 08/01/19............................................    Aa3/AA-                 990,000
  1,375,000             5.000%, 10/01/19, #68.......................................    Aa3/AA-               1,356,094
                                                                                                          -------------
                                                                                                             42,774,918
                                                                                                          -------------

                COUNTY AGENCIES (11.9%)
                --------------------------------------------------------------------
                Floyd County Public Property, Courthouse Revenue
    510,000             5.500%, 09/01/14............................................     NR/A+                  530,400
                Jefferson County Kentucky Capital Projects
  1,000,000             5.200%, 06/01/08, MBIA Insured..............................    Aaa/AAA               1,065,000
    570,000             5.250%, 06/01/13, MBIA Insured..............................    Aaa/AAA                 591,375
    420,000             5.250%, 06/01/14, MBIA Insured..............................    Aaa/AAA                 433,650
  3,370,000             5.375%, 06/01/18, MBIA Insured..............................    Aaa/AAA               3,450,037
  1,640,000             5.375%, 06/01/22, MBIA Insured..............................    Aaa/AAA               1,658,450
  5,900,000             5.500%, 06/01/28, MBIA Insured..............................    Aaa/AAA               5,988,500
                Pendleton County Kentucky Multi-County Lease
                        Revenue
  4,500,000             6.500%, 03/01/19............................................     NR/A                 4,685,625
  3,000,000             6.400%, 03/01/19............................................     NR/A                 3,442,500
                Warren County Kentucky Justice Center Revenue
  1,580,000             5.250%, 9/01/17 MBIA Insured................................    Aaa/AAA               1,607,650
  2,875,000             5.350%, 09/01/29, MBIA Insured..............................    Aaa/AAA               2,896,563
                                                                                                          -------------
                                                                                                             26,349,750
                                                                                                          -------------

                CITY/MUNICIPAL OBLIGATIONS (8.8%)
                --------------------------------------------------------------------
                Jeffersontown Kentucky Public Project Corp. Revenue
    500,000             5.750%, 11/01/15............................................     A3/NR                  523,125
                Kentucky League Cities Funding Trust Certificates
                        of Participation
    700,000             5.900%, 08/01/16, (Owensboro)...............................      NR/A                  728,875
  1,715,000             6.200%, 08/01/17, (Covington)...............................      NR/A+               1,798,606
                Louisville Kentucky Public Properties Corp.
  4,090,000             6.700%, 12/01/20, Pre-Refunded..............................      A/A-                4,381,413


                Mount Sterling Kentucky Lease Revenue
  1,920,000             6.150%, 03/01/13............................................    Aa3/NR                2,008,800
  7,000,000             6.200%, 03/01/18............................................    Aa3/NR                7,306,250
                Munfordville Kentucky Industrial Development Revenue
  2,500,000             7.000%, 06/01/19, LOC Bank One..............................     NR/A+                2,659,375
                                                                                                          -------------
                                                                                                             19,406,444
                                                                                                          -------------

                HOSPITALS (7.4%)
                --------------------------------------------------------------------
                Hopkins County Kentucky Hospital Revenue
  1,000,000             6.625%, 11/15/11, MBIA Insured..............................    Aaa/AAA               1,029,080
                Jefferson County Kentucky Health Facilities Revenue
  1,500,000             5.650%, 01/01/17, AMBAC Insured.............................    Aaa/AAA               1,556,250
  1,150,000             6.550%, 05/01/22, AMBAC Insured.............................    Aaa/AAA               1,192,136
                Kentucky Development Finance Authority Hospital
                        Revenue
  3,000,000             6.500%, 11/01/07, Pre-Refunded..............................     A1/A+                3,095,610
  2,150,000             6.750%, 11/01/12, Pre-Refunded..............................     A1/A+                2,220,219
  1,375,000             6.125%, 02/01/12, FSA Insured...............................    Aaa/AAA               1,440,312
  2,590,000             5.000%, 08/15/15, MBIA Insured..............................    Aaa/AAA               2,554,387
  3,000,000             5.900%, 12/01/15, FGIC Insured..............................    Aaa/AAA               3,138,750
                                                                                                          -------------
                                                                                                             16,226,744
                                                                                                          -------------

                HOUSING (14.3%)
                --------------------------------------------------------------------
                Greater Kentucky Housing Assistance Corp.
                        Multi-Family Housing Revenue
    320,000             6.300%, 07/01/15, MBIA Insured..............................    Aaa/NR                  332,800
  2,025,000             6.050%, 07/01/22, MBIA Insured..............................    Aaa/AAA               2,031,622
    275,000             6.400%, 07/01/23, MBIA Insured..............................    Aaa/NR                  285,656
                Jefferson County Kentucky Multi-Family Revenue,
                        (Taylorsville Road Project)
  1,530,000             5.750%, 06/01/23............................................    NR/AA                 1,551,741
                Kentucky Housing Corp. Housing Revenue
    350,000             6.500%, 01/01/07............................................    Aaa/AAA                 361,812
    145,000             7.250%, 01/01/09............................................    Aaa/AAA                 145,732
    980,000             7.125%, 01/01/10............................................    Aaa/AAA               1,006,597
  4,975,000             6.600%, 07/01/11............................................    Aaa/AAA               5,143,155
  1,445,000             5.400%, 07/01/14............................................    Aaa/AAA               1,475,706
  1,050,000             6.250%, 07/01/15............................................    Aaa/AAA               1,092,000
    315,000             6.100%, 07/01/16............................................    Aaa/AAA                 328,781

  1,145,000             6.400%, 01/01/17............................................    Aaa/AAA               1,196,525
    500,000             5.550%, 07/01/18............................................    Aaa/AAA                 503,750
  1,465,000             5.800%, 01/01/19............................................    Aaa/AAA               1,494,300
  2,000,000             5.600%, 07/01/20............................................    Aaa/AAA               2,012,500
     60,000             7.900%, 01/01/21............................................    Aaa/AAA                  60,704
    905,000             7.450%, 01/01/23............................................    Aaa/AAA                 926,901
  6,495,000             6.300%, 01/01/28............................................    Aaa/AAA               6,706,087
  2,300,000             6.375%, 07/01/28............................................    Aaa/AAA               2,389,125
  2,430,000             6.250%, 07/01/28............................................    Aaa/AAA               2,515,050
                                                                                                          -------------
                                                                                                             31,560,544
                                                                                                          -------------

                POLLUTION CONTROL REVENUE (8.1%)
                --------------------------------------------------------------------
                Boone County Kentucky Pollution Control, (DPL-
                        Dayton Power & Light)
  4,000,000             6.500%, 11/15/22............................................    A2/BBB+               4,130,000
                Carroll County Kentucky Pollution Control Revenue,
                        (Powergen-formerly LGE Energy)
  4,500,000             7.450%, 09/15/16............................................     A1/A-                4,713,750
  2,910,000             6.250%, 02/01/18............................................     A1/A-                2,975,475
                Jefferson County Kentucky Pollution Control Revenue,
                        (Powergen-formerly LGE Energy)
  3,800,000             5.900%, 04/15/23............................................     A1/A-                3,852,250
                Wickliffe Kentucky Pollution Control, (Westvaco)
  2,305,000             6.200%, 04/01/07............................................    Baa1/BBB+             2,309,610
                                                                                                          -------------
                                                                                                             17,981,085
                                                                                                          -------------

                SCHOOLS (11.4%)
                --------------------------------------------------------------------
                Boone County Kentucky School District Finance
                        Corp. School Building Revenue
  1,750,000             6.750%, 09/01/09, Pre-Refunded..............................     Aa3/A                1,813,088
  2,250,000             6.125%, 12/01/17, Pre-Refunded..............................    Aa3/NR                2,390,625
  2,295,000             5.700%, 05/01/18............................................    Aa3/NR                2,369,588
  1,000,000             5.375%, 08/01/20............................................    AAA/NR                1,021,250
                Boyd County Kentucky School District Finance Corp.
  1,025,000             5.000%, 10/01/15............................................    AA3/NR                1,032,688
    575,000             5.375%, 10/01/17............................................    Aa3/NR                  585,781

                Christian County Kentucky School District Finance Corp.
    500,000             5.000%, 06/01/09............................................    Aa3/NR                  523,750
                Fayette County School Building Revenue
  1,780,000             5.700%, 12/01/16............................................    Aa3/AA-               1,869,000
                Floyd County Kentucky School Building Revenue
    250,000             5.000%, 12/01/09............................................    Aa3/NR                  262,500
                Grayson County Kentucky School Building Revenue
  1,940,000             6.000%, 01/01/15............................................    Aa3/NR                2,056,400
                Jefferson County Kentucky School District Finance
                        Corp. School Building Revenue
    455,000             6.200%, 01/01/06, MBIA Insured..............................    Aaa/AAA                 475,630
    165,000             6.200%, 01/01/06, MBIA Insured, Pre-refunded................    Aaa/AAA                 173,895
    500,000             5.875%, 01/01/11, Pre-refunded..............................    Aa3/AA-                 529,375
    695,000             5.125%, 11/01/14, FSA Insured...............................    Aaa/AAA                 710,637
                Lexington-Fayette Urban County Government
                        Project U.K. Library
    725,000             5.000%, 11/01/15, MBIA Insured..............................    Aaa/AAA                 730,438
                Lexington-Fayette Urban County Government
                        Project, Transylvania University
  1,250,000             5.125%, 08/01/18, MBIA Insured..............................    Aaa/AAA               1,256,250
                Meade County Kentucky School District Finance Corp.
    400,000             5.700%, 07/01/15............................................    Aa3/NR                  422,500
    500,000             6.000%, 07/01/16............................................    Aa3/NR                  533,750
                Middlesboro Kentucky Independent School District
                        Finance Corp.
    100,000             6.100%, 08/01/16............................................    Aa3/NR                  107,250
                Nelson County Kentucky School Building Revenue
  1,820,000             5.750%, 04/01/15............................................    Aa3/NR                1,908,725
                Scott County Kentucky School Building Revenue
  2,750,000             5.900%, 06/01/18............................................    Aa3/NR                2,887,500
                Taylor County Kentucky School Building Revenue
    280,000             6.000%, 08/01/16............................................    Aa3/NR                  299,250
                Todd County Kentucky School Building Revenue
    980,000             6.300%, 10/01/14, Pre-Refunded..............................     Aa3/A                1,081,675
                                                                                                          -------------
                                                                                                             25,041,545

                                                                                                          -------------

                TRANSPORTATION (9.1%)
                --------------------------------------------------------------------
                Kenton County Kentucky Airport Board Airport
                        Revenue
  5,240,000             6.300%, 03/01/15, FSA Insured...............................    Aaa/AAA               5,355,227
                Kentucky Interlocal School Transportation Authority
    150,000             5.100%, 03/01/05............................................     Aa3/A+                 157,313
    145,000             5.400%, 06/01/17............................................     NR/A+                  146,707
    600,000             6.000%, 12/01/20............................................     NR/A+                  610,416
    300,000             5.800%, 12/01/20............................................     NR/A+                  304,977
    400,000             5.650%, 12/01/20............................................     NR/A+                  405,368
    350,000             5.600%, 12/01/20............................................     NR/A+                  354,543
                Kentucky State Turnpike Auth. Econ. Dev. &
                        Resource Recovery Road Revenue
    120,000             8.500%, 07/01/06............................................     Aa3/A+                 144,150
  1,000,000             6.500%, 07/01/08, AMBAC Insured.............................    Aaa/AAA               1,145,000
  3,490,000             5.500%, 07/01/11, AMBAC Insured.............................    Aaa/AAA               3,712,488
  1,010,000             5.500%, 07/01/11, AMBAC Insured, Pre-refunded...............    Aaa/AAA               1,052,925
  1,000,000             5.625%, 07/01/12, FSA Insured...............................    Aaa/AAA               1,083,750
    200,000             5.625%, 07/01/13, FSA Insured...............................    Aaa/AAA                 215,000
    500,000             5.625%, 07/01/14, FSA Insured...............................    Aaa/AAA                 533,750
  2,740,000             5.625%, 07/01/15, AMBAC Insured.............................    Aaa/AAA               2,990,025
    940,000             5.625%, 07/01/15, AMBAC Insured, Pre-refunded...............    Aaa/AAA                 978,775
    450,000             5.250%, 07/01/15, FSA Insured...............................    Aaa/AAA                 462,375
    440,000             5.100%, 07/01/18, FSA Insured...............................    Aaa/AAA                 441,100
                                                                                                          -------------
                                                                                                             20,093,889
                                                                                                          -------------

                UTILITIES (8.3%)
                --------------------------------------------------------------------
                Hardin County, Kentucky Water District
  1,000,000             5.900%, 01/01/25, MBIA Insured..............................    Aaa/AAA               1,046,250
                Kenton County Kentucky Water District
                Water/Sewer Revenue
  1,000,000             6.000%, 02/01/17, FGIC Insured..............................    Aaa/AAA               1,046,900
                Louisville and Jefferson County Kentucky
                        Metropolitan Sewer District Revenue
  1,000,000             5.000%, 05/15/12, MBIA Insured..............................    Aaa/AAA               1,031,250




  2,000,000             5.300%, 05/15/19, MBIA Insured..............................    Aaa/AAA               2,017,500
  4,070,000             5.500%, 05/15/23, MBIA Insured..............................    Aaa/AAA               4,105,613
  1,525,000             6.500%, 05/15/24, MBIA Insured, Pre-Refunded................    Aaa/AAA               1,700,375
                Louisville Kentucky Waterworks Brd. Water Revenue
  2,300,000             5.25%, 11/15/18, FSA Insured................................    Aaa/AAA               2,334,500
  5,000,000             5.25%, 11/15/22, FSA Insured................................    Aaa/AAA               5,006,250
                                                                                                          -------------
                                                                                                             18,288,638
                                                                                                          -------------

                                Total Revenue Bonds.................................                        217,723,557
                                                                                                          -------------

                        Total Investments (cost $211,385,579).......................     99.1%              218,614,939
                        Other assets less liabilities...............................      0.9                 1,944,821
                                                                                        -------           -------------
                        Net Assets..................................................    100.0%            $ 220,559,760
                                                                                        =======           =============


                        * Any security not rated has been determined by
                          the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                                PORTFOLIO ABBREVIATIONS:
                    AMBAC   - American Municipal Bond Assurance Corp.
                    FGIC    - Financial Guaranty Insurance Co.
                    FSA     - Financial Security Assurance
                    LOC     - Letter of Credit
                    MBIA    - Municipal Bond Investors Assurance Corp.


                 See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
    Investments at value (cost $211,385,579) ...............................................   $ 218,614,939
    Cash ...................................................................................         382,473
    Interest receivable ....................................................................       3,426,681
    Receivable for investment securities sold ..............................................         930,000
    Receivable for Fund shares sold ........................................................          95,667
    Other assets ...........................................................................             576
                                                                                               -------------
    Total assets ...........................................................................     223,450,336
                                                                                               -------------

LIABILITIES
    Payable for investment securities purchased ............................................       2,365,123
    Dividends payable ......................................................................         212,142
    Payable for Fund shares redeemed .......................................................         130,560
    Distribution fees payable ..............................................................          79,072
    Management fee payable .................................................................          30,120
    Accrued expenses .......................................................................          73,559
                                                                                               -------------
    Total liabilities ......................................................................       2,890,576
                                                                                               -------------
NET ASSETS .................................................................................   $ 220,559,760
                                                                                               =============

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .....   $     212,566
    Additional paid-in capital .............................................................     215,385,822
    Net unrealized appreciation on investments (note 4) ....................................       7,229,360
    Undistributed net investment income ....................................................         276,804
    Accumulated net realized loss on investments ...........................................      (2,544,792)
                                                                                               -------------

                                                                                               $ 220,559,760
                                                                                               =============

CLASS A
    Net Assets .............................................................................   $ 198,008,140
                                                                                               =============
    Capital shares outstanding .............................................................      19,084,074
                                                                                               =============
    Net asset value and redemption price per share .........................................   $       10.38
                                                                                               =============
    Offering price per share (100/96 of $10.38 adjusted to nearest cent) ...................   $       10.81
                                                                                               =============

CLASS C
    Net Assets .............................................................................   $   2,526,128
                                                                                               =============
    Capital shares outstanding .............................................................         243,580
                                                                                               =============
    Net asset value and offering price per share ...........................................   $       10.37
                                                                                               =============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower,
       if redeemed during the first 12 months after purchase) ..............................   $       10.37*
                                                                                               =============

CLASS Y
    Net Assets .............................................................................   $  20,025,492
                                                                                               =============
    Capital shares outstanding .............................................................       1,928,982
                                                                                               =============
    Net asset value, offering and redemption price per share ...............................   $       10.38
                                                                                               =============

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME:
        Interest income ........................................                        $ 6,128,325

Expenses:
        Management fee (note 3) ................................    $   432,711
        Distribution and service fees (note 3) .................        157,811
        Transfer and shareholder servicing agent fees ..........         64,593
        Trustees' fees and expenses ............................         43,917
        Legal fees .............................................         29,589
        Shareholders' reports and proxy statements .............         18,129
        Custodian fees .........................................         11,201
        Audit and accounting fees ..............................         10,418
        Registration fees and dues .............................          6,101
        Insurance ..............................................          5,961
        Miscellaneous ..........................................         13,488
                                                                    -----------
        Total expenses .........................................        793,919

        Expenses paid indirectly (note 7) ......................        (23,921)
        Net expenses ...........................................                            769,998
                                                                                        -----------
        Net investment income ..................................                          5,358,327

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain from securities transactions .........        314,449
        Change in unrealized appreciation on investments .......       (791,827)
                                                                    -----------

        Net realized and unrealized loss on investments ........                           (477,378)
                                                                                        -----------
        Net increase in net assets resulting from operations ...                        $ 4,880,949
                                                                                        ===========

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2001               YEAR ENDED
                                                                 (UNAUDITED)            DECEMBER 31, 2000
                                                               -----------------        -----------------
OPERATIONS:
    Net investment income ...................................   $   5,358,327             $  10,987,482
    Net realized gain (loss) from securities transactions ...         314,449                  (781,368)
    Change in unrealized appreciation on investments ........        (791,827)                7,189,790
                                                                -------------             -------------
        Change in net assets from operations ................       4,880,949                17,395,904
                                                                -------------             -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income ...................................      (4,824,010)              (10,185,665)

    Class C Shares:
    Net investment income ...................................         (43,132)                  (74,848)

    Class Y Shares:
    Net investment income ...................................        (456,892)                 (726,760)
                                                                -------------             -------------
        Change in net assets from distributions .............      (5,324,034)              (10,987,273)
                                                                -------------             -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold ...............................      13,424,580                17,013,756
    Reinvested dividends and distributions ..................       2,548,636                 5,146,876
    Cost of shares redeemed .................................      (9,466,428)              (35,192,869)
                                                                -------------             -------------
    Change in net assets from capital share transactions ....       6,506,788               (13,032,237)
                                                                -------------             -------------
    Change in net assets ....................................       6,063,703                (6,623,606)

NET ASSETS:
    Beginning of period .....................................     214,496,057               221,119,663
                                                                -------------             -------------

    End of period ...........................................   $ 220,559,760             $ 214,496,057
                                                                =============             =============

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 2001 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective January 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six month period ending June 30, 2001, interest income increased by $30,393, net realized loss on investments increased by $6,276, and the change in net unrealized appreciation of investments decreased by $24,117. In addition, the Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $242,302 to reflect the cumulative effect of this change up to the date of adoption.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's net assets.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2001, service fees on Class A Shares amounted to $147,119 of which the Distributor received $4,403.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for six months ended June 30, 2001, amounted to $8,019. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2001, amounted to $2,673. The total of these payments with respect to Class C Shares amounted to $10,692 of which the Distributor received $6,155.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2001, total commissions on sales of Class A Shares amounted to $149,089 of which the Distributor received $16,109.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2001, purchases of securities and proceeds from the sales of securities aggregated $32,845,240 and $22,530,854, respectively.

     At June 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $211,119,160 amounted to $7,635,451 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $139,672 for a net unrealized appreciation of $7,495,779.

     At December 31, 2000, the Fund has a capital loss carryover of $2,843,012, $1,820,125 of which expires on December 31, 2007 and $1,022,887 will expire on December 31, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable. An additional distribution of gain may be made to the extent necessary to avoid payment of Federal taxes by the Fund.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividends may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                             SIX MONTHS ENDED
                                              JUNE 30, 2001                        YEAR ENDED
                                               (UNAUDITED)                      DECEMBER 31, 2000
                                         ------------------------          ---------------------------

                                          SHARES        AMOUNT                SHARES         AMOUNT
                                         --------    ------------          -----------    ------------
CLASS A SHARES:
    Proceeds from shares sold .....       741,074    $  7,711,326            1,168,767    $ 11,883,473
    Reinvested distributions ......       232,352       2,413,537              494,084       5,024,587
    Cost of shares redeemed .......      (828,843)     (8,612,368)          (3,126,047)    (31,768,609)
                                         --------    ------------          -----------    ------------
       Net change .................       144,583       1,512,495           (1,463,196)    (14,860,549)
                                         --------    ------------          -----------    ------------

CLASS C SHARES:
    Proceeds from shares sold .....        84,771         879,818               51,545         526,418
    Reinvested distributions ......         2,832          29,402                5,081          51,674
    Cost of shares redeemed .......       (23,156)       (240,926)             (69,042)       (695,723)
                                         --------    ------------          -----------    ------------
       Net change .................        64,447         668,294              (12,416)       (117,631)
                                         --------    ------------          -----------    ------------

CLASS Y SHARES:
    Proceeds from shares sold .....       464,193       4,833,436              451,349       4,603,865
    Reinvested distributions ......        10,183         105,697                6,883          70,615
    Cost of shares redeemed .......       (59,025)       (613,134)            (266,623)     (2,728,537)
                                         --------    ------------          -----------    ------------
       Net change .................       415,351       4,325,999              191,609       1,945,943
                                         --------    ------------          -----------    ------------
Total transactions in Fund
    shares ........................       624,381    $  6,506,788           (1,284,003)   $(13,032,237)
                                         ========    ============          ===========    ============

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                CLASS A
                                                                   -----------------------------------------------------------------
                                                                   SIX MONTHS
                                                                     ENDED                     YEAR ENDED DECEMBER 31,
                                                                    06/30/01    ----------------------------------------------------
                                                                   (UNAUDITED)    2000       1999       1998       1997       1996
                                                                   -----------  --------   --------   --------   --------   --------
Net asset value, beginning of period ............................    $10.40      $10.09     $10.81     $10.81     $10.55     $10.71
                                                                    --------    --------   --------   --------   --------   --------

Income (loss) from investment operations:
   Net investment income ........................................     0.25        0.52       0.52       0.53       0.55       0.55
   Net gain (loss) on securities (both realized and unrealized) .    (0.02)       0.31      (0.68)      0.01       0.27      (0.12)
                                                                    --------    --------   --------   --------   --------   --------

   Total from investment operations .............................     0.23        0.83      (0.16)      0.54       0.82       0.43
                                                                    --------    --------   --------   --------   --------   --------

Less distributions (note 6):
   Dividends from net investment income .........................    (0.25)      (0.52)     (0.53)     (0.53)     (0.55)     (0.59)
   Distributions from capital gains .............................      -           -        (0.03)     (0.01)     (0.01)       -
                                                                    --------    --------   --------   --------   --------   --------

   Total distributions ..........................................    (0.25)      (0.52)     (0.56)     (0.54)     (0.56)     (0.59)
                                                                    --------    --------   --------   --------   --------   --------

Net asset value, end of period ..................................    $10.38      $10.40     $10.09     $10.81     $10.81     $10.55
                                                                    ========    ========   ========   ========   ========   ========

Total return (not reflecting sales charge) ......................    2.28%+       8.45%     (1.51)%     5.13%      8.08%      4.17%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....................   $198,008    $196,890   $205,842   $229,667   $226,477   $222,889
   Ratio of expenses to average net assets ......................    0.74%*       0.74%      0.72%      0.73%      0.73%      0.75%
   Ratio of net investment income to average net assets .........    4.93%*       5.10%      4.95%      4.89%      5.19%      5.22%
   Portfolio turnover rate ......................................    10.42%+      6.61%      6.35%     12.79%     22.39%      8.94%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......................    0.72%*       0.73%      0.71%      0.72%      0.72%      0.74%

Without the adoption of the change in amortization method discussed in note
2f, new accounting pronouncement, these amounts would have been:

   Net investment income ........................................    $ 0.25
   Net realized and unrealized loss..............................    $(0.02)
   Ratio of net investment income to average net assets .........    4.90%*

+   Not annualized.
*   Annualized.

Note: Effective September 11, 1995, Banc One Investment Advisors Corporation became the Fund's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on May 1, 1998, pursuant to new management arrangements, was appointed as the Fund's Investment Sub-Adviser. On July 1, 2000, Aquila Management Corporation was appointed as the Fund's Investment adviser.


                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS C
                                                     ------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED             YEAR ENDED DECEMBER 31,             PERIOD
                                                       6/30/01     ---------------------------------------    ENDED
                                                     (UNAUDITED)    2000       1999       1998       1997   12/31/96(1)
                                                     -----------   ------     -------    ------     ------  -----------
Net asset value, beginning of period .............      $10.39     $10.08     $10.81     $10.81     $10.55    $10.47
                                                       --------    ------     ------     ------     ------    -------

Income (loss) from investment operations:
    Net investment income ........................       0.21       0.43       0.43       0.44       0.46      0.37
    Net gain (loss) on securities (both
      realized and unrealized) ...................      (0.02)      0.31      (0.69)      0.01       0.27      0.11
                                                       --------    ------     ------     ------     ------    -------

    Total from investment operations .............       0.19       0.74      (0.26)      0.45       0.73      0.48
                                                       --------    ------     ------     ------     ------    -------

Less distributions (note 6):
    Dividends from net investment income .........      (0.21)     (0.43)     (0.44)     (0.44)     (0.46)    (0.40)
    Distributions from capital gains .............        -          -        (0.03)     (0.01)     (0.01)      -
                                                       --------    ------     ------     ------     ------    -------

    Total distributions ..........................      (0.21)     (0.43)     (0.47)     (0.45)     (0.47)    (0.40)
                                                       --------    ------     ------     ------     ------    -------

Net asset value, end of period ...................      $10.37     $10.39     $10.08     $10.81     $10.81    $10.55
                                                       ========    ======     ======     ======     ======    =======

Total return (not reflecting sales charge) .......      1.85%+      7.54%     (2.45)%     4.24%      7.16%     4.72%+

Ratios/supplemental data
    Net assets, end of period (in thousands) .....      $2,526     $1,861     $1,932      $949       $845      $433
    Ratio of expenses to average net assets ......      1.58%*      1.59%      1.56%      1.59%      1.57%    1.56%*
    Ratio of net investment income
      to average net assets ......................      4.04%*      4.24%      4.09%      4.04%      4.30%    4.34%*
    Portfolio turnover rate ......................      10.42%+     6.61%      6.35%     12.79%     22.39%    8.94%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ......      1.56%*      1.58%      1.55%      1.57%      1.56%     1.55%*

Without the adoption of the change in amortization method discussed in note
2f, new accounting pronouncement, these amounts would have been:

    Net investment income ........................      $0.20
    Net realized and unrealized loss .............      $(0.01)
    Ratio of net investment income
      to average net assets ......................      4.01%*


(1) For the period April 1, 1996 (commencement of operations) through December 31, 1996.
 +   Not annualized.
 *   Annualized.

                                                                                   CLASS Y
                                                     ------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED             YEAR ENDED DECEMBER 31,             PERIOD
                                                       6/30/01     ---------------------------------------    ENDED
                                                     (UNAUDITED)    2000       1999       1998       1997   12/31/96(1)
                                                     -----------   ------     ------     ------     ------  -----------
Net asset value, beginning of period .............      $10.40     $10.09     $10.82     $10.82     $10.55    $10.47
                                                       --------    ------     ------     ------     ------    -------

Income (loss) from investment operations:
    Net investment income ........................       0.26       0.53       0.53       0.54       0.56      0.43
    Net gain (loss) on securities (both
      realized and unrealized) ...................      (0.02)      0.32      (0.69)      0.02       0.29      0.11
                                                       --------    ------     ------     ------     ------    -------

    Total from investment operations .............       0.24       0.85      (0.16)      0.56       0.85      0.54
                                                       --------    ------     ------     ------     ------    -------

Less distributions (note 6):
    Dividends from net investment income .........      (0.26)     (0.54)     (0.54)     (0.55)     (0.57)    (0.46)
    Distributions from capital gains .............        -          -        (0.03)     (0.01)     (0.01)      -
                                                       --------    ------     ------     ------     ------    -------

    Total distributions ..........................      (0.26)     (0.54)     (0.57)     (0.56)     (0.58)    (0.46)
                                                       --------    ------     ------     ------     ------    -------

Net asset value, end of period ...................      $10.38     $10.40     $10.09     $10.82     $10.82    $10.55
                                                       ========    ======     ======     ======     ======    =======

Total return (not reflecting sales charge) .......      2.35%+      8.62%     (1.46)%     5.26%      8.34%    5.24%+

Ratios/supplemental data
    Net assets, end of period (in thousands) .....      $20,025    $15,745    $13,346    $14,335    $8,957    $5,823
    Ratio of expenses to average net assets ......      0.59%*      0.59%      0.57%      0.58%      0.57%    0.58%*
    Ratio of net investment income
      to average net assets ......................      5.07%*      5.25%      5.09%      5.03%      5.31%    5.41%*
    Portfolio turnover rate ......................      10.42%+     6.61%      6.35%     12.79%     22.39%     8.94%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ......      0.56%*      0.58%      0.56%      0.57%      0.56%     0.56%*

Without the adoption of the change in amortization method discussed in note
2f, new accounting pronouncement, these amounts would have been:

    Net investment income ........................       $0.26
    Net realized and unrealized loss .............      $(0.02)
    Ratio of net investment income
      to average net assets ......................      5.04%*


(1) For the period April 1, 1996 (commencement of operations) through December 31, 1996.
 +   Not annualized.
 *   Annualized.

Note: Effective September 11, 1995, Banc One Investment Advisors Corporation became the Fund's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on May 1, 1998, pursuant to new management arrangements, was appointed as the Fund's Investment Sub-Adviser. On July 1, 2000, Aquila Management Corporation was appointed as the Fund's Investment adviser.

                See accompanying notes to financial statements.

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 24, 2001. The holders of shares representing 75% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.
                                            Number of Votes:

        TRUSTEE                             FOR                      WITHHELD
        Lacy B. Herrmann                    15,531,787                121,533
        Thomas A. Christopher               15,597,509                 55,811
        Douglas Dean                        15,597,541                 55,779
        Diana P. Herrmann                   15,537,439                115,881
        Carroll F. Knicely                  15,527,579                125,741
        Theodore T. Mason                   15,596,267                 57,053
        Anne J. Mills                       15,598,244                 55,076
        William J. Nightingale              15,591,618                 81,702
        James R. Ramsey                     15,549,450                103,870

2. To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                            Number of Votes:

        FOR                                 AGAINST                  ABSTAIN
        15,476,118                          70,327                   106,875